ACCRUED EXPENSES (Details Narrative) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 30, 2021	Dec. 31, 2020
ACCRUED EXPENSES
Accrued expenses	$ 98,639	$ 217,073	$ 217,073	$ 263,355